Commitments and Contingencies - Schedule of Other Pertinent Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease costs	$ 278	$ 274	$ 1,123	$ 918
Short-term lease costs	10	6	12	14
Variable lease costs	77	88	187	191
Operating cash flows paid for amounts in the measurement of lease liabilities	$ 292	262
Operating cash flows paid for amounts in the measurement of finance lease liabilities			1,084	807
Operating lease assets obtained in exchange for lease obligations		$ 874	$ 936	$ 1,677